Share reserve - Summary of Number And Weighted Average Exercise Prices Of Share Options (Detail)		12 Months Ended
		Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
Statements [Line Items]
Number of stock options - Beginning of financial year	[1]	4,040,128	4,116,446
Number of stock options - End of financial year	[1]	3,584,882	4,040,128	4,116,446
Employee Stock Option Plan [Member]
Statements [Line Items]
Weighted average exercise price - Beginning of financial year | $ / shares	[2]	$ 5.24	$ 5.23	$ 5.16
Weighted average exercise price - Exercised during the year | $ / shares	[2]	4.01	4.01	4.43
Weighted average exercise price - Forfeited during the year | $ / shares	[2]	7.28	4.85	6.51
Weighted average exercise price - End of financial year | $ / shares	[2]	5.37	5.24	5.23
Weighted average exercise price - Vested and exercisable at 31 December | $ / shares	[2]	$ 5.22	$ 4.83	$ 4.51
Number of stock options - Beginning of financial year	[2]	3,924,275	4,000,595	4,526,130
Number of stock options - Exercised during financial year	[2]	(423,836)	(20,000)	(477,556)
Number of stock options - Forfeited during financial year	[2]	(31,409)	(56,320)	(47,979)
Number of stock options - End of financial year	[2]	3,469,030	3,924,275	4,000,595
Number of stock options - Vested and exercisable at 31 December	[2]	2,401,281	1,883,544	1,577,219
Non Executive Directors Plan [Member]
Statements [Line Items]
Weighted average exercise price - Beginning of financial year | $ / shares	[3]	$ 8.81	$ 8.81	$ 8.81
Weighted average exercise price - End of financial year | $ / shares	[3]	8.81	8.81	8.81
Weighted average exercise price - Vested and exercisable at 31 December | $ / shares	[3]	$ 8.81	$ 8.81	$ 8.81
Number of stock options - Beginning of financial year	[3]	115,851	115,851	115,851
Number of stock options - End of financial year	[3]	115,851	115,851	115,851
Number of stock options - Vested and exercisable at 31 December	[3]	115,851	86,753	57,835

[1]	Retrospectively adjusted to give effect to the impact of share exchange
[2]	Retrospectively adjusted to give effect to the impact of share exchange.
[3]	Retrospectively adjusted to give effect to the impact of share exchange.